Employee Benefit Plans - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Plan expense recognized in income statement:
Net plan obligations recognized in non-current liabilities	$ (500)	$ (523)